Financial Instruments and Financial Risk Management - Quantitative Information About The Significant Unobservable Inputs Used In The Fair Value Measurement Of Level 3 (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 CAD ($) $ / MW $ / dekatherm
Natural Gas | Minimum
Fair Value Measurement Inputs and Valuation Techniques
Fair Value, Net Asset (Liability), Percent	29.00%
Natural Gas | Maximum
Fair Value Measurement Inputs and Valuation Techniques
Fair Value, Net Asset (Liability), Percent	906.00%
Natural Gas | Discounted Cash Flow
Fair Value Measurement Inputs and Valuation Techniques
Fair Value, Net Asset (Liability) | $	$ (83.8)
Natural Gas | Discounted Cash Flow | Minimum
Fair Value Measurement Inputs and Valuation Techniques
Fair Value, Net Asset (Liability), Per Dekatherm	(1.18)
Natural Gas | Discounted Cash Flow | Maximum
Fair Value Measurement Inputs and Valuation Techniques
Fair Value, Net Asset (Liability), Per Dekatherm	3.27
Natural Gas | Option Model
Fair Value Measurement Inputs and Valuation Techniques
Fair Value, Net Asset (Liability) | $	$ (1.4)
Natural Gas | Option Model | Minimum
Fair Value Measurement Inputs and Valuation Techniques
Fair Value, Net Asset (Liability), Per Dekatherm	(1.19)
Natural Gas | Option Model | Maximum
Fair Value Measurement Inputs and Valuation Techniques
Fair Value, Net Asset (Liability), Per Dekatherm	3.30
Electricity | Discounted Cash Flow
Fair Value Measurement Inputs and Valuation Techniques
Fair Value, Net Asset (Liability) | $	$ 0.1
Electricity | Discounted Cash Flow | Minimum
Fair Value Measurement Inputs and Valuation Techniques
Fair Value, Net Asset (Liability), Per Megawatt Hour | $ / MW	(6.73)
Electricity | Discounted Cash Flow | Maximum
Fair Value Measurement Inputs and Valuation Techniques
Fair Value, Net Asset (Liability), Per Megawatt Hour | $ / MW	65.26